Employees' Retirement Benefits (Weighted-average Assumptions Used to Determine the Benefit Obligations and Net Periodic Benefit Cost) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	2.00%	2.10%	2.20%
Rate of compensation increase minimum	2.50%	1.90%	1.90%
Rate of compensation increase maximum	3.40%	3.20%	3.20%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	2.10%	2.20%	2.30%
Rate of compensation increase minimum	1.90%	1.90%	1.90%
Rate of compensation increase maximum	3.20%	3.20%	3.20%
Expected long-term return on plan assets	2.30%	2.50%	2.50%
NTT CDBP [Member]
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	2.00%	2.10%	2.20%
Rate of compensation increase	3.40%	3.40%	3.40%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	2.10%	2.20%	2.30%
Expected long-term return on plan assets	2.50%	2.50%	2.50%
Rate of compensation increase	3.40%	3.40%	3.40%